Leases	12 Months Ended
Sep. 30, 2023
Leases
Leases

22. Leases

Leases as lessee

The Group leases several assets including buildings and IT equipment. The average lease term for buildings is 5 years and for IT equipment is 3 years. Information about leases for which the Group is a lessee is presented below.

The Group leases a laboratory and IT equipment which is a short term and/or leases of low-value items. The Group has elected not to recognise right-of-use assets and lease liabilities for these leases. At 30 September 2023, the Group is committed $0.003m for short-term leases.

Right-of-use assets

	Land &	IT
	buildings	equipment	Total
	$'000	$'000	$'000
Cost
At 1 October 2020	—	—	—
Additions	—	—	—
Foreign exchange on translation	—	—	—
At 30 September 2021	—	—	—
At 1 October 2021	—	—	—
Additions	7,597	704	8,301
Foreign exchange on translation	(1,321)	—	(1,321)
At 30 September 2022	6,276	704	6,980
At 1 October 2022	6,276	704	6,980
Additions	1,100	—	1,100
Foreign exchange on translation	635	—	635
At 30 September 2023	8,011	704	8,715
Depreciation
At 1 October 2020	—	—	—
Charge	—	—	—
Foreign exchange on translation	—	—	—
At 30 September 2021	—	—	—
At 1 October 2021	—	—	—
Charge	(841)	(82)	(923)
Foreign exchange on translation	80	2	82
At 30 September 2022	(761)	(80)	(841)
At 1 October 2022	(761)	(80)	(841)
Charge	(1,395)	(247)	(1,642)
Foreign exchange on translation	(77)	(14)	(91)
At 30 September 2023	(2,233)	(341)	(2,574)
Net Book Value
At 30 September 2023	5,778	363	6,141
At 30 September 2022	5,515	624	6,139
At 30 September 2021	—	—	—

Lease liability

	2023	2022	2021
	$'000	$'000	$'000
Current liabilities
Lease liabilities	2,118	1,154	—

Non-current liabilities
Lease liabilities	6,284	6,681	—
	8,402	7,835	—

Amounts recognised in profit or loss

	2023	2022	2021
	$'000	$'000	$'000

Depreciation expense on right of use assets	1,642	923	—
Interest on lease liabilities	284	221	—
Expense relating to short-term leases	3	12	9

Total	1,929	1,156	9

Amounts recognised in statement of cash flows

	2023	2022	2021
	$'000	$'000	$'000

Total cash outflow for leases	(1,599)	(657)	—

Total	(1,599)	(657)	—